Supplement, dated March 17, 2006, to the following
                       Prospectuses of the Seligman Funds:

                 Prospectuses, each dated February 1, 2006, for
   Seligman Investment Grade Fixed Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal
                                 Fund, Inc. and
                   Seligman Pennsylvania Municipal Fund Series

                   Prospectuses, each dated March 1, 2006, for
       Seligman Frontier Fund, Inc. and Seligman Global Fund Series, Inc.

                    Prospectuses, each dated May 2, 2005, for
     Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Growth Fund, Inc., Seligman High-Yield Fund, Seligman Income and Growth Fund, Inc., Seligman LaSalle Monthly
    Dividend Real Estate Fund, Seligman Time Horizon/Harvester Series, Inc., Seligman U.S. Government Securities Fund, and Seligman Value Fund Series, Inc.

                    Prospectuses, dated October 3, 2005, for
                   Seligman TargetHorizon ETF Portfolios, Inc.
                           (collectively, the "Funds")

Capitalized terms used but not defined in this Supplement shall have the meanings given to such terms in each Fund's Prospectus. The following changes are effective March 17, 2006.

The following information is added before the last sentence of the final paragraph under the caption "Shareholder Information -- Deciding Which Class of Shares to Buy -- How CDSCs Are Calculated" in each Fund's Prospectus:

The CDSC will be waived on any redemption of Class A shares that are purchased by an eligible employee benefit plan that is a separate account client of Seligman at the time of initial investment (or within the prior 30 days) in a Seligman mutual fund.

           Supplement, dated March 17, 2006, to each of the following
                      Statements of Additional Information:

     Statements of Additional Information, each dated February 1, 2006, for Seligman Investment Grade Fixed Income Fund, Inc., Seligman Municipal Fund
  Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal
           Fund, Inc., and Seligman Pennsylvania Municipal Fund Series

       Statements of Additional Information, each dated March 1, 2006, for Seligman Frontier Fund, Inc. and Seligman Global Fund Series, Inc.

        Statements of Additional Information, each dated May 2, 2005, for Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc., Seligman
Communications and Information Fund, Inc., Seligman Growth Fund, Inc., Seligman High Income Fund Series, Seligman Income and Growth Fund, Inc., Seligman LaSalle Real Estate Fund Series, Inc., Seligman Time Horizon/Harvester Series, Inc., and
                        Seligman Value Fund Series, Inc.

         Statement of Additional Information, dated October 3, 2005, for
                   Seligman TargetHorizon ETF Portfolios, Inc.
                           (collectively, the "Funds")

Capitalized terms used but not defined in this Supplement shall have the meanings given to such terms in each Fund's Statement of Additional Information. The following changes are effective March 17, 2006.

The following information supercedes and replaces the first paragraph under the caption "Purchases, Redemption, and Pricing of Shares -- Purchase of Shares:
Class A -- CDSC Applicable to Class A Shares" in each Fund's Statement of Additional Information:

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge due to a purchase of $1,000,000 or more, alone or through a volume discount, Right of Accumulation or Letter of Intent are subject to a CDSC of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination, except that any such plan that is or was a separate account client of Seligman at the time of initial investment in a Seligman mutual fund (or within the prior 30 days) will not be subject to a CDSC on redemption of any shares. Other available reductions will not be subject to a 1% CDSC. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e. pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

The section of each Fund's Statement of Additional Information entitled "Purchases, Redemption, and Pricing of Shares -- CDSC Waivers" is hereby modified to add the following item (9) to such section (the lead-in sentence to this section has been restated for your convenience):

CDSC Waivers. The CDSC on Class B, Class C, Class D and Class R shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(9) on any redemption of Class A shares that are purchased by an eligible employee benefit plan that is a separate account client of Seligman at the time of initial investment (or within the prior 30 days) in a Seligman mutual fund.